Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Property, Plant and Equipment, Net [Line Items]
Net value	$ 22,326	$ 23,385
Amortization expenses	$ 55,796	55,958
Lease terms	50 years
Depreciation of property, plant and equipment	$ 1,484	1,519	$ 1,523
Impairment on property plant and equipment
Use Rights [Member]
Property, Plant and Equipment, Net [Line Items]
Amortization expenses	87	87	$ 87
Cost of land use rights	28,077	28,077
Dongguan Chang An Xiaobian [Member] | Use Rights [Member]
Property, Plant and Equipment, Net [Line Items]
Cost of land use rights	4,156	4,156
Computer Equipment [Member]
Property, Plant and Equipment, Net [Line Items]
Net value	$ 13	9
Long Term Leased Land And Buildings [Member]
Property, Plant and Equipment, Net [Line Items]
Lease terms	50 years
Leasehold land and buildings [Member]
Property, Plant and Equipment, Net [Line Items]
Net value	$ 411	2,483
Amortization expenses	$ 321	$ 1,790